Loan and Security Agreement (Tables)	12 Months Ended
Dec. 31, 2013
Loan and Security Agreement
Schedule of future principal payments under Loan and Security Agreement

Future principal payments under the Loan and Security Agreement at December 31, 2013, are as follows (in thousands):

Principal Payments
Current portion of net payable	13,156
Discount on current portion of note payable	(151)

Current portion of net payable, net of discount	$13,005